FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2022
FINANCIAL EXPENSES
FINANCIAL EXPENSES

NOTE 20 - FINANCIAL EXPENSES

The analysis of financial expenses for the years ended 31 December 2022, 2021 and 2020 is as follows:

Financial expenses:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2022	2021	2020

Commission expenses due to early collection of credit card receivables	(801,633)	(916,105)	(500,698)
Foreign currency exchange losses	(470,150)	(649,658)	(109,822)
Interest expenses on purchases	(202,365)	(169,224)	(167,010)
Fair value losses on financial assets measured at fair value (Note 5)	(96,705)	(70,814)	—
Interest expenses on lease liabilities	(77,906)	(39,917)	(48,202)
Interest expenses on bank borrowings	(59,903)	(142,365)	(124,527)
Other	(1,369)	(823)	(6,884)

	(1,710,031)	(1,988,906)	(957,143)

Interest expenses on purchases consist of interest embedded in inventories purchased on deferred settlement terms, which is recognised as an interest expense over the period of financing.